Non-Financial Assets and Liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Non-financial Assets and Liabilities [Abstract]
Provision for finished goods
Total leave provision	$ 226,383	$ 265,952